Reportable segments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue
Telecommunications					$ 452,766,913	$ 84,723,235
Infrastructure					24,251,250	2,791
Total revenue	$ 181,040,612	$ 129,576,795	$ 344,018,502	$ 240,710,698	477,018,163	84,726,026
(Loss) Income from operations
Telecommunications					1,678,551	274,765
Infrastructure					586,495	(602,061)
Non-operating corporate					(40,549,511)	(4,422,723)
Total (loss) from operations	(12,466,070)	(11,694,452)	(25,252,350)	(17,068,095)	$ (38,284,465)	$ (4,750,019)
(Loss) Income from operations [Member]
Revenue
Telecommunications	360,590	587,094	887,252	1,276,565
Infrastructure	1,656,342	(271,449)	3,293,159	(739,966)
(Loss) Income from operations
Non-operating corporate	(14,483,002)	(12,010,097)	(29,432,761)	(17,604,694)
Total (loss) from operations	(12,466,070)	(11,694,452)	(25,252,350)	(17,068,095)
Revenue [Member]
Revenue
Telecommunications	155,606,953	125,960,397	298,967,241	237,085,903
Infrastructure	25,433,659	3,616,398	45,051,261	3,624,795
Total revenue	$ 181,040,612	$ 129,576,795	$ 344,018,502	$ 240,710,698